Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows (used in)/generated from operating activities
Cash (used in)/generated from operations	$ (466)	$ 93	$ (811)
Income tax paid	(7)	(5)	(5)
Net cash (used in)/generated from operating activities	(473)	88	(816)
Cash flows used in investing activities
Placement of restricted bank deposit	(125)	0	0
Withdrawal from restricted cash and cash equivalents	16	0	0
Purchases of property and equipment	(203)	(564)	(1,019)
Additions to investment properties	(18)	(60)	(8)
Purchases of intangible assets	(20)	(16)	(11)
Proceeds from disposal of property and equipment, investment properties and intangible assets	9	3	1
Interest received	16	3	13
Net cash used in investing activities	(325)	(634)	(1,024)
Cash flows from financing activities
Proceeds from exercise of share options	0	12	6
Proceeds from bank loans	1,200	756	403
Proceeds from LVS Term Loan	1,000	0	0
Proceeds from Senior Notes	0	1,946	1,496
Repayment of 2023 Notes	0	(1,800)	0
Repayments of bank loans	0	0	(404)
Dividends paid	0	0	(1,030)
Repayments of other long-term borrowings	(1)	0	0
Repayments of lease liabilities	(9)	(12)	(11)
Payments of financing costs	(2)	(27)	(20)
Make-whole premium on early retirement of debt	0	(131)	0
Interest paid	(367)	(378)	(209)
Net cash from financing activities	1,821	366	231
Net increase/(decrease) in cash and cash equivalents	1,023	(180)	(1,609)
Cash and cash equivalents at beginning of year	678	861	2,471
Effect of exchange rate on cash and cash equivalents	1	(3)	(1)
Cash and cash equivalents and current restricted cash and cash equivalents at end of year	(1,702)
Cash and cash equivalents at end of year	$ 790	$ 678	$ 861